Severance Indemnities and Pension Plans (Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries) (Detail)	Mar. 31, 2025	Mar. 31, 2024
Retirement Benefits [Abstract]
Initial trend rate	8.00%	7.50%
Ultimate trend rate	4.00%	4.00%